Long-Term Debt (Details)										1 Months Ended				3 Months Ended		9 Months Ended			12 Months Ended
	Dec. 21, 2023 CAD ($)	Oct. 27, 2023 CAD ($) shares	Oct. 27, 2023 USD ($) shares	Jun. 13, 2023 CAD ($) shares	Jun. 13, 2023 USD ($) shares	Jun. 12, 2023 USD ($)	Jun. 06, 2023 CAD ($)	Jun. 06, 2023 USD ($)	Jan. 23, 2020 CAD ($)	Aug. 31, 2023 shares	Jul. 31, 2023 CAD ($) shares	Jul. 31, 2023 USD ($) shares	Jun. 30, 2023 shares	Jun. 30, 2024 CAD ($) $ / shares shares	Jun. 30, 2023 CAD ($)	Jun. 30, 2024 CAD ($) $ / shares shares	Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 CAD ($)	Sep. 30, 2023 CAD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 CAD ($) shares	Sep. 30, 2021 CAD ($) $ / shares shares	Sep. 30, 2023 $ / shares	Jul. 31, 2023 USD ($)	Jun. 13, 2023 USD ($) $ / shares
Long-Term Debt (Details) [Line Items]
Aggregate principal amount (in Dollars)						$ 43,000,000
Investors paid				$ 28,957,266															$ 529,047					$ 340,530
Interest rate		28.01%	28.01%	12.00%							33.90%			15.87%		15.87%			17.60%					33.90%	12.00%
Warrants to purchase an equivalent (in Shares) | shares				595,650	595,650
Price per share (in Dollars per share) | $ / shares																			$ 0.0001
Conversion price (in Dollars per share) | $ / shares														$ 11.17		$ 11.17			$ 10
Convertible note				$ 0.01	$ 60,000,000
Initial recognition		$ 5,617,611		28,957,266
Amortised cost at a carrying value			$ 1,873,523		7,485,064							$ 119,998					$ 14,952,605
Transaction costs		$ 48,743		$ 92,583
Initially recognised			$ 694,758		$ 528,363						$ 12,197					$ 3,985,230
Warrants to acquire (in Shares) | shares		24,322	24,322	595,650	595,650						9,354	9,354
Recognised at fair value			$ 1,260,107		$ 13,646,573							$ 211,285
Recognised as a reduction																			$ 92,583
Recognized in net loss																			$ 171,940
Warrants exercised (in Shares) | shares										9,354			595,650			8,553,434	8,553,434
Conversion option (in Dollars per share) | $ / shares																				$ 1.75
Warrants (in Dollars per share) | $ / shares																							$ 22.6
Contracted a term loan									$ 30,000,000
Percentage of bearing interest									10.00%										9.00%	9.00%
New instrument																			$ 30,000,000
Floating interest rate																			30,000,000
Transaction costs															$ (719,100)	$ (2,407,977)		$ (1,589,703)	$ (3,506,630)
Accelerated reimbursement (in Dollars per share) | $ / shares																				$ 15,000,000
Percentage of net cash proceeds																			25.00%	25.00%
sale of equity securities (in Dollars)																				$ 43,000,000
Description credit facility																			(i) $2.5 million through completion of the Business Combination, (ii) $10 million from completion of the Business Combination through October 31, 2024, (iii) $7.5 million from November 1, 2024 through December 31, 2024, (iv) $5.0 million from January 1, 2025 through September 30, 2025, and (iv) $3.5 million at all times thereafter. As at September 30, this financial covenant was respected.	(i) $2.5 million through completion of the Business Combination, (ii) $10 million from completion of the Business Combination through October 31, 2024, (iii) $7.5 million from November 1, 2024 through December 31, 2024, (iv) $5.0 million from January 1, 2025 through September 30, 2025, and (iv) $3.5 million at all times thereafter. As at September 30, this financial covenant was respected.
Credit facility																			$ 30,000,000		30,000,000
Non-interest-bearing loan agreement									$ 19,800,000
Percentage of incurred expenses									26.65%
Warrant issued (in Shares) | shares																			605,004	605,004
Lender strike price (in Dollars per share) | $ / shares																						$ 138.68
Percentage of warrant																						10.00%
Warrant strike price																						$ 19,262,586
Derivative warrant liability														670,703		670,703			$ 670,703		670,703	670,703
Interest free loan																			12.00%	12.00%
Existing loan																			$ 11,315,767
Term loan																			$ 6,983,592
Discount rate																			33.65%
carrying value existing loan and the new loan																			$ 4,332,175
Loans totalling														$ 1,643,714		1,643,714			6,250,000
Related loan							$ 1,739,750
Settled								$ 100,000
Net gain							1,605,561									$ 11,734			213,333		$ 55,852
Net carrying amount							1,424,196												$ 7,975,234
Amendments to the credit facility, description																(i) extend the latest date on which the Tranche B of the SPAC Offering must be funded to December 22, 2023, (ii) extend the date on which the payment of interest for the months of October and November 2023 may be made, (iii) reduce the Available Cash requirement for the period from the date of the disbursement of the Tranche A of the SPAC Offering until October 31, 2023 from $2,500,000 to $1,500,000, to $Nil until the DE-SPAC date and from $10,000,000 to $5,000,000 at all times after the DE-SPAC date and (iv) to increase the aggregate principal amount of the PIPE financing to a minimum of $44,000,000.	(i) extend the latest date on which the Tranche B of the SPAC Offering must be funded to December 22, 2023, (ii) extend the date on which the payment of interest for the months of October and November 2023 may be made, (iii) reduce the Available Cash requirement for the period from the date of the disbursement of the Tranche A of the SPAC Offering until October 31, 2023 from $2,500,000 to $1,500,000, to $Nil until the DE-SPAC date and from $10,000,000 to $5,000,000 at all times after the DE-SPAC date and (iv) to increase the aggregate principal amount of the PIPE financing to a minimum of $44,000,000.
Common shares issued (in Shares) | shares														198,684		198,684			167,610		167,610	124,793
Tranche B-2 [Member]
Long-Term Debt (Details) [Line Items]
Recognised at fair value	$ 23,888,643
PIPE Investors [Member]
Long-Term Debt (Details) [Line Items]
Price per share (in Dollars per share) | $ / shares																									$ 0.01
Business Combination and Subscription Agreement [Member]
Long-Term Debt (Details) [Line Items]
Interest rate				33.90%																					33.90%
PIPE [Member]
Long-Term Debt (Details) [Line Items]
Investors paid											$ 449,159														$ 21,660,000
Conversion price (in Dollars per share) | $ / shares																									$ 10
Amortised cost at a carrying value		$ (2,596,141)		$ (9,982,830)							158,277					$ 19,903,413
Transaction costs																297,833
Black-Scholes Valuation Model [Member]
Long-Term Debt (Details) [Line Items]
Initially recognised		(962,726)		(704,677)								$ 9,247					$ 2,933,937
Recognised at fair value		$ (2,059,081)		$ (18,269,759)							$ 278,685
Credit facility [Member]
Long-Term Debt (Details) [Line Items]
Percentage of bearing interest									10.50%
Transaction costs																			$ 1,412,286
Components Business Unit [Member]
Long-Term Debt (Details) [Line Items]
Percentage of net cash proceeds																			100.00%	100.00%
US [Member]
Long-Term Debt (Details) [Line Items]
Percentage of bearing interest									6.05%
Loan [Member]
Long-Term Debt (Details) [Line Items]
Settled							$ 134,189
D-1 Preferred Shares [Member]
Long-Term Debt (Details) [Line Items]
Warrants to acquire (in Shares) | shares		24,322	24,322	595,650	595,650						9,354	9,354
Amendments to the Credit Facility [Member]
Long-Term Debt (Details) [Line Items]
Derivative warrant liability														$ 1,643,714		$ 1,643,714
Common shares issued (in Shares) | shares														250,000		250,000
Warrants [Member]
Long-Term Debt (Details) [Line Items]
Warrant issued (in Shares) | shares																						13,890